SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL
SHARE CAPITAL

8. SHARE CAPITAL

Preferred Stock

There are 10,000,000 shares of Class A Preferred Stock authorized but none are outstanding.

Common Stock

There are an unlimited number of shares of common stock, no par value, authorized to be issued.

During the first quarter of 2021, the Company sold a total of 7,450,000 shares of common stock (and warrants) in private placements for total proceeds of $73,500.

During the first quarter of 2021, the Company issued a total of 1,300,000 shares of common stock as compensation for services.  The fair value of the shares issued (at dates of issuance) totaled $26,000.

During the second quarter of 2021, the Company sold a total of 14,635,000 shares of common stock (and warrants) in private placements for total proceeds of $146,350.

During the third quarter of 2021, the Company sold a total of 11,550,000 shares of common stock (and warrants) in private placements for total proceeds of $115,500.

During the third quarter of 2021, the Company issued a total of 2,300,000 shares of common stock as compensation for services.  The fair value of the shares issued (at dates of issuance) totaled $23,000.

During the fourth quarter of 2021, the Company sold a total of 6,380,000 shares of common stock (and warrants) in private placements for total proceeds of $63,900.

During the fourth quarter of 2021, the Company issued a total of 840,000 shares of common stock as compensation for services.  The fair value of the shares issued (at dates of issuance) totaled $8,400.

During the first quarter of 2022, the Company sold a total of 11,630,000 shares of common stock (and warrants) in private placements for total proceeds of $116,300.

During the first quarter of 2022, the Company issued a total of 1,120,000 shares of common stock as compensation for services.  The fair value of the shares issued (at dates of issuance) totaled $11,200.

During the second quarter of 2022, the Company sold a total of 13,030,000 shares of common stock (and warrants) in private placements for total proceeds of $130,300.

During the second quarter of 2022, the Company issued a total of 6,120,000 shares of common stock as compensation for services.  The fair value of the shares issued (at dates of issuance) totaled $61,200.

During the third quarter of 2022, the Company sold a total of 16,830,000 shares of common stock (and warrants) in private placements for total proceeds of $168,300.

During the third quarter of 2022, the Company issued a total of 2,500,000 shares of common stock as compensation for services.  The fair value of the shares issued (at dates of issuance) totaled $25,000.

During the fourth quarter of 2022, the Company sold a total of 4,150,000 shares of common stock (and warrants) in private placements for total proceeds of $41,500.

During the first quarter of 2023, the Company sold a total of 11,800,000 shares of common stock (and warrants) in private placements for total proceeds of $118,000.

During the first quarter of 2023, the Company issued a total of 1,200,000 shares of common stock as compensation for services.  The fair value of the shares issued (at dates of issuance) totaled $12,000.

During the second quarter of 2023, the Company sold a total of 12,520,000 shares of common stock (and warrants) in private placements for total proceeds of $125,200.

During the second quarter of 2023, the Company issued a total of 2,450,000 shares of common stock as compensation for services. The fair value of the shares issued (at dates of issuance) totaled $24,500.

During the third quarter of 2023, the Company sold a total of 12,960,000 shares of common stock (and warrants) in private placements for total proceeds of $129,600.

During the third quarter of 2023, the Company issued a total of 4,305,000 shares of common stock as compensation for services. The fair value of the shares issued (at dates of issuance) totaled $43,050.

During the fourth quarter of 2023, the Company sold a total of 27,850,000 shares of common stock (and warrants) in private placements for total proceeds of $ 278,500.

During the fourth quarter of 2023, the Company issued a total of 3,200,000 shares of common stock as compensation for services. The fair value of the shares issued (at dates of issuance) totaled $32,000.

Warrants

In conjunction with the private placements, the Company issued warrants to purchase common stock. The following is a summary of the warrant activity for the period January 1, 2021 to December 31, 2023.

Number outstanding at January 1, 2021	130,668,838
Granted	40,015,000
Cancelled	(20,140,700)
Number outstanding at December 31, 2021	150,543,138
Granted	45,700,000
Cancelled	(21,551,964)
Number outstanding at December 31, 2022	174,691,174
Granted	65,130,000
Cancelled	(17,425,507)
Number outstanding at December 31, 2023	222,395,667

At December 31, 2023, the 222,395,667 warrants outstanding had a weighted average exercise price of $0.03 per share, a weighted average remaining contractual life of 2.74 years, and an aggregate intrinsic value of $0.

Deemed Dividends related to issuance of warrants

During the second quarter of 2021, the Company granted a total of 6,560,000 warrants to certain investors as deemed dividends. The fair value of the warrants (at dates of issuance) totaled $61,664 and was estimated using the Black-Scholes options pricing model based on the following assumptions: (1) stock prices ranging from $0.007 to $0.01 per share, (2) exercise prices of $0.03 per share, (3) expected volatility ranging from 318.6% to 319.1%, (4) expected term of 5 years, (5) risk-free interest rate of 0.39%, and (6) dividend rate of 0%.

During the third quarter of 2021, the Company granted a total of 500,000 warrants to certain investors as deemed dividends. The fair value of the warrants (at dates of issuance) totaled $5,000 and was estimated using the Black-Scholes options pricing model based on the following assumptions: (1) stock prices of $0.01 per share, (2) exercise prices of $0.03 per share, (3) expected volatility of 348.6%, (4) expected term of 5 years, (5) risk-free interest rate of 0.96%, and (6) dividend rate of 0%.

During the fourth quarter of 2021, the Company granted a total of 1,926,666 warrants to certain investors as deemed dividends. The fair value of the warrants (at dates of issuance) totaled $19,267 and was estimated using the Black-Scholes options pricing model based on the following assumptions: (1) stock prices of $0.01 per share, (2) exercise prices of $0.03 per share, (3) expected volatility ranging from 362.4% to 394.8%, (4) expected term of 5 years, (5) risk-free interest rate ranging from 1.05% to 1.18%, and (6) dividend rate of 0%.

During the first quarter of 2022, the Company granted a total of 60,000 warrants to certain investors as deemed dividends. The fair value of the warrants (at dates of issuance) totaled $780 and was estimated using the Black-Scholes options pricing model based on the following assumptions: (1) stock prices of $0.01 per share, (2) exercise prices of $0.025 per share, (3) expected volatility of 368.5%, (4) expected term of 5 years, (5) risk-free interest rate of 1.62%, and (6) dividend rate of 0%.